Convertible Debentures (Tables)	12 Months Ended
Jun. 30, 2021
Convertible Debentures
Schedule of components of convertible debentures

	June 30, 2021	June 30, 2020
Principal balance	$1,300,000	$4,900,000
Less: Debentures discount and debts insurance cost	—	(131,688)
Total	$1,300,000	$4,768,312